Short-Term Loans (Tables)	12 Months Ended
Oct. 31, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans consist of the following:

	October 31, 2025	October 31, 2024
Zhejiang Yiwu Rural Commercial Bank	$853,555	$849,123
Ning Bo Bank	1,100,452	1,235,087
China Merchants Bank	-	589,474
Zhejiang Mingtai Commercial Bank	-	112,281
Total short-term loans	1,954,007	2,785,965